Document and Entity Information	Aug. 26, 2020
Cover [Abstract]
Entity Registrant Name	Box, Inc.
Amendment Flag	false
Entity Central Index Key	0001372612
Document Type	8-K
Document Period End Date	Aug. 26, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-36805
Entity Tax Identification Number	20-2714444
Entity Address Address Line1	900 Jefferson Ave.
Entity Address City Or Town	Redwood City
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94063
City Area Code	(877)
Local Phone Number	729-4269
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	BOX
Security Exchange Name	NYSE